Document and Entity Information	0 Months Ended
Nov. 21, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 21, 2013
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Nov. 22, 2013
Document Effective Date	Nov. 22, 2013
Prospectus Date	Aug. 01, 2013